Nature of operations and reorganization (Tables)	12 Months Ended
Dec. 31, 2024
Nature of operations and reorganization
Schedule of major subsidiaries and consolidated VIEs

			Percentage
			of direct or
			indirect
	Date of	Place of	economic
	incorporation	incorporation	interest	Principal activities
The Company:
Jianpu	June 1, 2017	The Cayman Islands		Investment holding
Major subsidiaries of the Company:
Jianpu (Hong Kong) Limited (“Jianpu HK”)	June 19, 2017	Hong Kong	100%	Investment holding
Beijing Rongqiniu Information Technology Co., Ltd.	August 21, 2017	PRC	100%	Platform business
Beijing Rongsanliuling Information Technology Co., Ltd.	November 5, 2018	PRC	100%	Platform business
CC Information Limited	Acquired in August 2019	Hong Kong	85%	Platform business
Shanghai Chengjian Information Technology Co., Ltd.	February 26, 2019	PRC	100%	Platform business
Major VIEs consolidated without equity ownership:
Beijing Rongdiandian Information Technology Co., Ltd.	March 3, 2017	PRC	100%	Platform business
Beijing Kartner Information Technology Co., Ltd. (“KTN”)	Acquired in October 2018	PRC	100%	Platform business
Beijing Guangkezhixun Information Technology Co., Ltd.	July 31, 2019	PRC	100%	Platform business

Schedule of financial information of the Group's VIEs

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
			Note 2(f)
Cash and cash equivalents	30,274	47,493	6,507
Accounts receivable, net	52,863	44,392	6,082
Amount due from related party other than the subsidiaries of the Group	30,757	33,210	4,550
Amount due from the subsidiaries of the Group*	6,895	—	—
Prepayments and other current assets	13,235	29,019	3,976
Property and equipment, net	9,345	8,706	1,193
Intangible assets, net	12,633	—	—
Restricted cash and time deposits—non-current	8,804	—	—
Other non-current assets	1,684	1,288	176
Total assets	166,490	164,108	22,484
Accounts payable	22,255	11,121	1,524
Advances from customers	1,598	559	77
Tax payable	7,928	8,006	1,097
Amount due to the subsidiaries of the Group*	127,892	185,619	25,430
Accrued expenses and other current liabilities	8,224	5,296	726
Deferred tax liabilities	3,196	—	—
Other non-current liabilities	132	—	—
Total liabilities	171,225	210,601	28,854

*The balances are eliminated through the consolidation in the preparation of the Group’s consolidated financial statements.

	For the Year Ended
	December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
				Note 2(f)
Revenues:
Third-party revenues	182,582	240,099	167,614	22,963
Inter-company revenues*	262,936	224,919	83,182	11,396
Total revenues	445,518	465,018	250,796	34,359
Third-party costs and expenses	(448,782)	(422,502)	(294,595)	(40,359)
Inter-company costs and expenses*	(28,278)	(33,190)	(29,500)	(4,041)
Total costs and expenses	(477,060)	(455,692)	(324,095)	(44,400)
Others	5,172	204	31,919	4,373
(Loss)/ Income before income tax	(26,370)	9,530	(41,380)	(5,668)
Income tax benefits/(expenses)	286	232	(321)	(44)
Net (loss) / income	(26,084)	9,762	(41,701)	(5,712)

*The transactions are eliminated through the consolidation in the preparation of the Group’s consolidated financial statements.

	For the Year Ended
	December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
				Note 2(f)
Cash flows from operating activities
Net cash used in transactions with third-party	(425,389)	(313,965)	(144,504)	(19,797)
Net cash provided by transactions with inter-company	442,965	314,502	128,053	17,543
Net cash provided by/(used in) operating activities	17,576	537	(16,451)	(2,254)
Cash flows from investing activities
Net cash provided bytransactions with third-party	—	—	114	16
Purchase of restricted time deposits	—	(1,000)	—	—
Cash outflow from deconsolidation of subsidiaries, net of cash disposed	(474)	—	30,752	4,213
Net cash (used in)/provided by investing activities	(474)	(1,000)	30,866	4,229
Cash flows from financing activities
Net cash provided by transactions with inter-company	—	—	—	—
Net cash provided by financing activities	—	—	—	—
Net increase/(decrease) in cash and cash equivalents and restricted cash	17,102	(463)	14,415	1,975
Cash and cash equivalents and restricted cash at beginning of the year	16,439	33,541	33,078	4,532
Cash and cash equivalents at end of the year	33,541	33,078	47,493	6,507